ACTIVE ASSETS MONEY TRUST       Two World Trade Center, New York, New York 10048

LETTER TO THE SHAREHOLDERS December 31, 1998

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Active Assets Money Trust for the six-month period ended December 31, 1998.

As of December 31, 1998, the Trust had net assets of approximately $13.6 billion, up 38 percent from a year earlier. The average life of the Trust's portfolio was 72 days and its annualized net investment income ratio for the six-month period ended December 31, 1998 was 5.05 percent while its 30-day moving average yield for December was 4.85 percent.

MARKET OVERVIEW

Rates available from money market securities were generally stable during July, August and September. The Federal Open Market Committee made three 25-basis-point (one-quarter of a percentage point) cuts in its target rate for federal funds in late September, mid-October and mid-November. These rate reductions generally led yields on money market instruments to decline by 75 basis points during the final three months of 1998. The steps taken by the Fed were motivated by a need to stabilize financial markets following major shocks to global markets from Russia's summer currency and debt crisis and from a huge leverage trap that nearly resulted in the collapse of a large hedge fund, Long-Term Capital Management.

By the end of the period under review, global economies had begun to stabilize. The powerful U.S. economy continued to benefit from substantial economic expansion, with only moderate inflation and low levels of unemployment.

PORTFOLIO COMPOSITION AND STRUCTURE

On December 31, 1998, approximately 58 percent of the Trust's portfolio was invested in high-quality commercial paper, 36 percent in federal agency obligations, and the remaining 6 percent in short-term bank notes and certificates of deposit issued by financially strong commercial banks.

ACTIVE ASSETS MONEY TRUST

At the end of the fiscal period, approximately 86 percent of the Trust's holdings were due to mature in less than four months. Consequently, the portfolio is well positioned for stability of value with a very high degree of liquidity. We always try to operate the Trust in a conservative manner without the use of derivatives or structured notes that might fluctuate excessively with changing interest rates. As always, the Trust serves as a useful investment for liquidity, preservation of capital and a yield that reflects prevailing money market conditions.

LOOKING AHEAD

At this time, we anticipate a slight moderation in the pace of economic activity during the first half of 1999, with no major adverse surprises in the rate of inflation. The investment yields available to the Trust early in 1999 are likely to be somewhat lower than the averages achieved during the second half of 1998.

We appreciate your ongoing support of Active Assets Money Trust and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

ACTIVE ASSETS MONEY TRUST

PORTFOLIO OF INVESTMENTS December 31, 1998 (unaudited)

                                                        ANNUALIZED
PRINCIPAL                  DESCRIPTION                    YIELD
AMOUNT IN                      AND                      ON DATE OF
THOUSANDS                MATURITY DATES                  PURCHASE          VALUE
-------------------------------------------------------------------------------------
             COMMERCIAL PAPER (57.6%)
             Banking (9.8%)
$   50,000   Bank of New York Co. Inc.
               02/22/99.............................      5.17%        $   49,631,667
   200,000   Bank One Corp.
               01/26/99 - 03/30/99..................       5.14           198,408,583
   100,000   BankAmerica Corp.
               02/08/99.............................       5.23            99,455,333
   255,000   Bankers Trust Corp.
               02/16/99 - 04/14/99..................   5.65 - 5.72        251,918,681
    70,000   Mellon Financial Co.
               03/19/99.............................       5.12            69,243,903
   325,000   Morgan (J.P.) & Co. Inc.
               01/26/99 - 02/05/99..................   5.40 - 5.43        323,568,293
   100,000   NationsBank Corp.
               02/05/99.............................       5.65            99,466,250
   250,000   Wells Fargo & Co.
               03/29/99 - 04/15/99..................   5.12 - 5.14        246,706,125
                                                                       --------------
                                                                        1,338,398,835
                                                                       --------------
             Construction/Agricultural Equipment/Trucks (0.4%)
    50,000   Deere (John) Capital Corp.
               01/25/99.............................       5.24            49,827,333
                                                                       --------------
             Diversified Financial Services (7.1%)
   444,200   Associates Corp. of North America
               01/14/99 - 04/16/99..................   5.08 - 5.35        441,830,686
   526,700   General Electric Capital Corp.
               01/19/99 - 05/17/99..................   5.08 - 5.67        521,357,453
                                                                       --------------
                                                                          963,188,139
                                                                       --------------
             Finance - Automotive (10.6%)
   205,000   Chrysler Financial Corp.
               02/25/99 - 03/10/99..................   5.12 - 5.16        203,255,458
   470,000   Daimler-Benz North America Corp.
               03/05/99 - 04/22/99..................   5.12 - 5.24        463,575,653
   208,100   Ford Motor Credit Co.
               01/05/99 - 03/25/99..................   5.10 - 5.40        207,130,659
   570,500   General Motors Acceptance Corp.
               01/13/99 - 03/18/99..................   5.13 - 5.40        568,615,283
                                                                       --------------
                                                                        1,442,577,053
                                                                       --------------
             Finance - Consumer (5.6%)
   170,450   American Express Credit Corp.
               01/05/99 - 05/20/99..................   5.10 - 5.58        168,368,902

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

PORTFOLIO OF INVESTMENTS December 31, 1998 (unaudited) continued

                                                        ANNUALIZED
PRINCIPAL                  DESCRIPTION                    YIELD
AMOUNT IN                      AND                      ON DATE OF
THOUSANDS                MATURITY DATES                  PURCHASE          VALUE
-------------------------------------------------------------------------------------
$  195,000   Avco Financial Services Inc.
               01/11/99 - 02/23/99..................   5.20 - 5.45%    $  194,320,246
    28,400   Household Finance Corp.
               02/23/99.............................       5.22            28,183,837
   375,000   New Center Asset Trust
               01/22/99 - 02/10/99..................   5.13 - 5.39        373,472,192
                                                                       --------------
                                                                          764,345,177
                                                                       --------------
             Finance - Corporate (4.9%)
   420,000   Ciesco, L.P.
               01/19/99 - 02/22/99..................   5.25 - 5.42        417,682,111
   260,000   CIT Group Inc. (The)
               01/21/99 - 02/11/99..................   5.40 - 5.73        259,020,167
                                                                       --------------
                                                                          676,702,278
                                                                       --------------
             Insurance (0.9%)
    50,000   American General Finance Corp.
               03/23/99.............................       5.18            49,424,000
    75,200   Prudential Funding Corp.
               01/12/99 - 01/20/99..................   5.34 - 5.38         75,019,273
                                                                       --------------
                                                                          124,443,273
                                                                       --------------
             Integrated Oil Companies (0.9%)
    70,000   Chevron USA Inc.
               01/29/99.............................       5.41            69,707,089
    50,000   Texaco Inc.
               03/02/99.............................       5.16            49,574,167
                                                                       --------------
                                                                          119,281,256
                                                                       --------------
             International Banks (15.0%)
    65,000   Abbey National North America Corp.
               02/04/99.............................       5.66            64,662,361
    70,000   ABN - AMRO North America Finance Inc.
               01/29/99.............................       5.72            69,701,100
   210,000   Commerzbank U.S. Finance Inc.
               01/25/99 - 02/12/99..................   5.43 - 5.64        208,855,675
   561,300   Deutsche Bank Financial Inc.
               01/04/99 - 01/26/99..................   5.10 - 5.89        560,218,957
   245,750   Dresdner U.S. Finance Inc.
               01/05/99 - 01/07/99..................   5.46 - 5.52        245,546,432
   150,000   National Australia Funding (DEL) Inc.
               01/08/99.............................       5.23           149,848,333
   150,000   Societe Generale N.A. Inc.
               02/25/99.............................       5.24           148,817,500
   230,000   Toronto-Dominion Holdings USA Inc.
               01/19/99 - 03/02/99..................   5.17 - 5.43        229,088,167
   359,350   UBS Finance (DEL) Inc.
               01/15/99 - 04/08/99..................   4.89 - 5.35        357,266,027
                                                                       --------------
                                                                        2,034,004,552
                                                                       --------------

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

PORTFOLIO OF INVESTMENTS December 31, 1998 (unaudited) continued

                                                        ANNUALIZED
PRINCIPAL                  DESCRIPTION                    YIELD
AMOUNT IN                      AND                      ON DATE OF
THOUSANDS                MATURITY DATES                  PURCHASE          VALUE
-------------------------------------------------------------------------------------
             Investment Bankers/Brokers/Services (0.8%)
$  104,050   Goldman Sachs Group L.P.
               01/04/99 - 01/11/99..................   5.34 - 5.39%    $  103,962,854
                                                                       --------------
             Retail (1.6%)
   225,100   Sears Roebuck Acceptance Corp.
               01/22/99 - 02/18/99..................   5.16 - 5.43        223,896,107
                                                                       --------------
             TOTAL COMMERCIAL PAPER
             (Amortized Cost $7,840,626,857)........................    7,840,626,857
                                                                       --------------
             CERTIFICATES OF DEPOSIT (2.2%)
             Major Banks
   100,000   Chase Manhattan Bank (USA)
               02/23/99.............................       5.12           100,000,000
   100,000   Mellon Bank, N.A.
               02/01/99.............................       5.13           100,000,000
   100,000   Morgan Guaranty Trust Co.
               03/10/99.............................       5.12           100,000,000
                                                                       --------------
             TOTAL CERTIFICATES OF DEPOSIT
             (Amortized Cost $300,000,000)..........................      300,000,000
                                                                       --------------
             SHORT-TERM BANK NOTES (4.4%)
             Major Banks
   170,000   F.C.C. National Bank
               02/24/99 - 02/26/99..................       5.28           170,000,000
   150,000   First Union National Bank
               01/28/99 - 03/30/99..................   5.22 - 5.66        150,000,000
   285,000   NationsBank N.A.
               03/11/99 - 03/17/99..................       5.12           285,000,000
                                                                       --------------
             TOTAL SHORT-TERM BANK NOTES
             (Amortized Cost $605,000,000)..........................      605,000,000
                                                                       --------------
             U.S. GOVERNMENT AGENCIES (35.7%)
    95,000   Federal Farm Credit Bank
               04/05/99 - 10/25/99..................   4.83 - 4.87         92,513,725
   989,100   Federal Home Loan Banks
               03/22/99 - 06/30/99..................   4.66 - 4.81        972,406,923
 2,065,100   Federal Home Loan Mortgage Corp.
               01/28/99 - 06/02/99..................   4.77 - 5.11      2,040,440,606
 1,776,000   Federal National Mortgage Assoc.
               03/04/99 - 07/20/99..................   4.71 - 5.62      1,742,729,839
                                                                       --------------
             TOTAL U.S. GOVERNMENT AGENCIES
             (Amortized Cost $4,848,091,093)........................    4,848,091,093
                                                                       --------------

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

PORTFOLIO OF INVESTMENTS December 31, 1998 (unaudited) continued


                                                                           VALUE
-------------------------------------------------------------------------------------
             TOTAL INVESTMENTS
             (Amortized Cost $13,593,717,950) (a)............. 99.9%   $13,593,717,950
             CASH AND OTHER ASSETS IN EXCESS
             OF LIABILITIES....................................  0.1        2,066,762
                                                               -----   --------------

             NET ASSETS......................................  100.0%  $13,595,784,712
                                                               =====   ===============

---------------------
(a)   Cost is the same for federal income tax purposes.

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998 (unaudited)
ASSETS:
Investments in securities, at value
 (amortized cost $13,593,717,950)........................... $13,593,717,950
Cash........................................................          39,230
Interest receivable.........................................       7,156,631
Prepaid expenses and other assets...........................         463,689
                                                              --------------

    TOTAL ASSETS............................................  13,601,377,500
                                                              --------------

LIABILITIES:
Payable for:
    Investment management fee...............................       3,318,162
    Plan of distribution fee................................       1,216,854
    Shares of beneficial interest repurchased...............         352,995
Accrued expenses and other payables.........................         704,777
                                                              --------------

    TOTAL LIABILITIES.......................................       5,592,788
                                                              --------------

    NET ASSETS.............................................. $13,595,784,712
                                                              ==============

COMPOSITION OF NET ASSETS:
Paid-in-capital............................................. $13,595,782,352
Accumulated undistributed net investment income.............           2,360
                                                              --------------

    NET ASSETS.............................................. $13,595,784,712
                                                              ==============

NET ASSET VALUE PER SHARE,
 13,595,782,352 shares outstanding
 (unlimited shares authorized of $.01 par value)............           $1.00
                                                              ==============

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

STATEMENT OF OPERATIONS
For the six months ended December 31, 1998 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME.............................................  $369,075,310
                                                              ------------

EXPENSES
Investment management fee...................................    18,463,869
Plan of distribution fee....................................     6,730,206
Transfer agent fees and expenses............................     2,533,733
Registration fees...........................................       782,417
Custodian fees..............................................       252,608
Shareholder reports and notices.............................       168,722
Professional fees...........................................        29,393
Trustees' fees and expenses.................................         8,885
Other.......................................................        39,345
                                                              ------------

    TOTAL EXPENSES..........................................    29,009,178
                                                              ------------

    NET INVESTMENT INCOME...................................   340,066,132

    NET REALIZED GAIN.......................................        90,104
                                                              ------------

NET INCREASE................................................  $340,156,236
                                                              ============

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                       FOR THE SIX       FOR THE YEAR
                                                      MONTHS ENDED           ENDED
                                                    DECEMBER 31, 1998    JUNE 30, 1998
---------------------------------------------------------------------------------------
                                                       (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income.............................   $   340,066,132    $   557,753,091
Net realized gain.................................            90,104             52,509
                                                     ---------------    ---------------

    NET INCREASE..................................       340,156,236        557,805,600
                                                     ---------------    ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.............................      (340,072,130)      (557,754,793)
Net realized gain.................................           (90,104)           (52,509)
                                                     ---------------    ---------------

    TOTAL.........................................      (340,162,234)      (557,807,302)
                                                     ---------------    ---------------

Net increase from transactions in shares of
 beneficial interest..............................     1,674,110,114      2,993,642,870
                                                     ---------------    ---------------

    NET INCREASE..................................     1,674,104,116      2,993,641,168
NET ASSETS:
Beginning of period...............................    11,921,680,596      8,928,039,428
                                                     ---------------    ---------------

    END OF PERIOD
    (Including undistributed net investment income
    of
    $2,360 and $8,358, respectively)..............   $13,595,784,712    $11,921,680,596
                                                     ===============    ===============

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1998 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Money Trust (the " Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objective is high current income, preservation of capital and liquidity. The Trust was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Trust pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding

ACTIVE ASSETS MONEY TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1998 (unaudited) continued

$1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Trust's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Trust, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under the Plan: (1) compensation to sales representatives of Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Trust's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Trust's average daily net assets. For the six months ended December 31, 1998, the distribution fee was accrued at the annual rate of 0.10%.

ACTIVE ASSETS MONEY TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1998 (unaudited) continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 1998 aggregated $24,874,484,371 and $23,526,344,845, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent. At December 31, 1998, the Trust had transfer agent fees and expenses payable of approximately $18,000.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended December 31, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,016. At December 31, 1998, the Trust had an accrued pension liability of $51,037 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                 FOR THE SIX           FOR THE YEAR
                                                                MONTHS ENDED               ENDED
                                                              DECEMBER 31, 1998        JUNE 30, 1998
                                                              -----------------       ---------------
                                                                 (unaudited)
Shares sold.................................................    25,014,648,941         43,883,134,528
Shares issued in reinvestment of dividends and
 distributions..............................................       339,526,692            556,771,082
                                                               ---------------        ---------------
                                                                25,354,175,633         44,439,905,610
Shares repurchased..........................................   (23,680,065,519)       (41,446,262,740)
                                                               ---------------        ---------------
Net increase in shares outstanding..........................     1,674,110,114          2,993,642,870
                                                               ===============        ===============

ACTIVE ASSETS MONEY TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                            FOR THE SIX                  FOR THE YEAR ENDED JUNE 30,
                                                           MONTHS ENDED      ----------------------------------------------------
                                                         DECEMBER 31, 1998     1998       1997       1996       1995       1994
---------------------------------------------------------------------------------------------------------------------------------
                                                            (unaudited)

SELECTED PER SHARE DATA:

Net asset value, beginning of period...................        $ 1.00          $ 1.00     $ 1.00    $ 1.00     $ 1.00     $ 1.00
                                                               ------          ------     ------    ------     ------     ------

Net income from investment operations..................         0.026           0.052      0.051     0.052      0.051      0.029
Less dividends from net investment income..............        (0.026)         (0.052)    (0.051)   (0.052)    (0.051)    (0.029)
                                                               ------          ------     ------    ------     ------     ------

Net asset value, end of period.........................        $ 1.00          $ 1.00     $ 1.00    $ 1.00     $ 1.00     $ 1.00
                                                               ======          ======     ======    ======     ======     ======

TOTAL RETURN...........................................          2.59%(1)        5.38%      5.23%     5.33%      5.23%      2.99%

RATIOS TO AVERAGE NET ASSETS:
Expenses...............................................          0.43%(2)        0.44%      0.45%     0.47%      0.49%      0.51%

Net investment income..................................          5.05%(2)        5.24%      5.07%     5.21%      5.16%      2.95%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions.................       $13,596         $11,922     $8,928    $7,170     $5,709     $4,144

---------------------
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES
---------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
---------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Jonathan R. Page
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
---------------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
---------------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
---------------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Trust. For more detailed information about the Trust, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Trust.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus.


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  ACTIVE
 ...............
  ASSETS(R)
 ...............
  ACCOUNT
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ACTIVE ASSETS
MONEY TRUST


SEMIANNUAL REPORT
DECEMBER 31, 1998